Combined Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 142,999	$ 359,578
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	224,051	133,619
Amortization and impairments of content costs	24,972	15,099
Impairment charges	21,529	0
Amortization and write-off of original issue discount and deferred financing costs	10,589	10,635
Equity-based compensation	64,512	31,598
Distributions from affiliates	6,499	6,953
Change in fair value of financial instruments	(5,722)	1,008
Change in fair value of contingent liabilities	2,012	62
Net (gain) loss on foreign currency transactions	(12,731)	16,612
Equity income from affiliates	(9,212)	(7,388)
Gain on disposal of assets	0	(5,875)
Income taxes	(10,122)	(17,550)
Net provision for allowance for doubtful accounts	5,879	(3,224)
Other, net	1,377	1,100
Changes in operating assets and liabilities, net of acquisition:
Accounts receivable	30,446	(104,895)
Other current assets	(61,408)	(49,025)
Other noncurrent assets	(112,300)	(27,323)
Deferred costs	(269,503)	979
Accounts payable and accrued liabilities	24,859	13,809
Deferred revenue	142,464	(24,532)
Other liabilities	44,970	43,520
Net cash provided by operating activities	266,159	394,760
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition, net of cash acquired	0	(3,873)
Purchases of property, buildings and equipment and other assets	(93,753)	(43,102)
Investments in affiliates, net	(735)	(875)
Cash acquired from WWE	381,153	0
Payment of deferred consideration in the form of a dividend to former WWE shareholders	(321,006)	0
Distributions from affiliates	485	141
Related party loans receivable	(2,122)	0
Other, net	0	15
Net cash used in investing activities	(35,978)	(47,694)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments of contingent consideration related to acquisitions	(1,747)	(2,204)
Net transfers to parent	(43,294)	(962,581)
Distributions of non-controlling interests	(839)	(632)
Proceeds from borrowings	142,913	0
Related party loans payable	311	0
Repayment of long-term debt	(176,963)	(83,074)
Redemption of profit units	0	(2,877)
Repurchase of Class A common stock	(100,000)	0
Payments for financing costs	(286)	0
Proceeds from infrastructure improvement incentives	5,807	0
Net cash used in financing activities	(174,098)	(1,051,368)
Effects of exchange rate movements on cash	(235)	(11,595)
NET INCREASE (DECREASE) IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	55,848	(715,897)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, BEGINNING OF PERIOD	315,998	1,031,895
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, END OF PERIOD	371,846	315,998
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest	227,137	118,532
Cash payments for income taxes	25,638	19,765
NON-CASH INVESTING AND FINANCING TRANSACTIONS:
Purchases of property and equipment recorded in accrued expenses and accounts payable	25,376	5,074
Accretion of redeemable non-controlling interests	0	(1,539)
Acquisition of WWE, net of deferred consideration	8,111,055	0
Capital contribution from parent for equity-based compensation	18,638	23,744
Contingent consideration provided in connection with acquisitions	0	873
Parent buyout of non-controlling interests	0	55,882
Investment in affiliates received for business of divestiture	0	5,875
Principal stockholder contributions	9,000	0
Convertible notes exchanged for common stock	$ 4,226	$ 0